Subsequent Events (Details Narrative) - USD ($)	1 Months Ended	9 Months Ended		12 Months Ended
	Feb. 12, 2020	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2019	Mar. 31, 2018
Proceeds from related party		$ 2,164,500	$ 1,480,777	$ 1,905,777	$ 498,380
Number of common stock shares issued for services		241,000,000
Subsequent Event [Member]
Proceeds from related party	$ 1,070,000
Number of common stock shares issued for services	10,000,000